EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [Abstract]
Disclosure of Employee Benefits

	US Dollars
Figures in millions	2021	2020	2019

Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	593	644	697
- current medical expenses	25	23	29
- defined benefit post-retirement medical expenses	6	7	8
- defined contribution	20	25	29
Retrenchment costs	16	2	7
Share-based payment expense (note 9)	22	16	42
Included in cost of sales, other expenses and corporate administration, marketing and related expenses of continuing and discontinued operations	682	717	812